Annual Total Returns- Goldman Sachs Enhanced Dividend Global Equity Portfolio (Class P Shares) [BarChart] - Class P Shares - Goldman Sachs Enhanced Dividend Global Equity Portfolio - Class P Shares	2019	2020
Total	19.93%	8.40%